Related Party Transactions and Balances	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount.

The following are the related party transactions for the nine month period ended March 31, 2012:

a)	The Company incurred a total of $59,550 (March 31, 2011: $48,810) in office administration and rent expense from a company related by common management.
b)	9,420,000 (March 31, 2011: 1,100,000) stock options were issued to related parties during the period with exercise prices between $0.20 and $0.30. These stock options which were valued at $2,145,231 (March 31, 2011: $237,710) were issued to directors, officers and relatives of directors.
c)	The Company incurred $595,446 (March 31, 2011: $576,315) in administrative, management and consulting fees to directors, officers and relatives of directors.
d)	The Company incurred $134,834 (March 31, 2011: $Nil) in charges from an mining and engineering firm to which one of the Company's directors serves as a senior officer and a director for.

The following are the related party balances as of for the nine month period ended March 31, 2012:

a)	Related party balances of $Nil (June 30, 2011: $168,000) were included in accounts payable and accrued liabilities and $34,319 (June 30, 2011: $Nil) in prepaid expenses.

b) The Company has recorded a short-term loan to a related party totaling $257,523 (June 30, 2011: $Nil).

This loan is interest bearing and is expected to be paid back in full within the next 12 months.